11. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On November 12, 2013, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors.  Pursuant to the terms of the Purchase Agreement, the Company sold to the purchasers an aggregate of approximately $4,700,000 worth of common stock of the Company at a price per share of $2.18.  The closing of the purchase is expected to occur on or before November 15, 2013, and is subject to customary closing conditions.

Pursuant to the Purchase Agreement, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares.  The proceeds are expected to be used for general working capital purposes and to otherwise finance the growth of the Company.

Subsequent to quarter-end, an employee exercised previously issued options for 100,000 shares.

In accordance with ASC 855, management evaluated the subsequent events through the date the financial statements were issued and has no material events to report.